Share-Based Payments (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	5,154,332
Share-based compensation arrangement by share-based payment award, terms of award	Share options and SARs will count as one share for the purposes of the limits under the 2007 Plan; restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards which settle in common shares will count as 2.75 shares for purpose of the limits under the 2007 Plan.
Exercised, shares	(22,342)
Deferred compensation arrangement with individual, employer contribution percentage	75.00%
Deferred compensation arrangement with individual, description	Under the Directors Plan, non-employee directors can elect each year to defer payment of 50% or 100% of their cash compensation payable during the next calendar year.
Deferred compensation arrangement with individual, distributions period, months	6
Deferred compensation arrangement with individual, shares authorized for issuance	1,650
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of share options (in years)	Seven
Share-based compensation arrangement by share-based payment award, discount from market price	100.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, discount from market price	50.00%
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash paid to exercise of stock options	$ 0.8	$ 0.3
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 6 months
Granted, Weighted-Average Grant Date Fair Value	$ 32.47
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	3.4
Share-based compensation arrangement by share-based payment award, total fair value of shares vested	1.0
Share based compensation arrangement by share based payment award options, outstanding	89,104
Stock-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 2 months 12 days
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	4.8
Exercised, shares	13,397
Share based compensation arrangement by share based payment award, shares issued	458
Share based compensation arrangement by share based payment award options exercises, intrinsic value	0.4
Share based compensation arrangement by share based payment award options, outstanding	412,276
Stock-Settled SARs Activity [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
Stock-Settled SARs Activity [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
Cash-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash paid to exercise of stock options	0.1
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	2 years 2 months 12 days
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	2.8
Exercised, shares	22,342
Share based compensation arrangement by share based payment award options exercises, intrinsic value	0.5
Share based compensation arrangement by share based payment award options, outstanding	539,255
Share-based compensation arrangement by share-based payment award, award vesting period, minimum, period	24.0
Share-based compensation arrangement by share-based payment award, award vesting period, maximum, period	48.0
Share based compensation arrangement by share based payment award, expense recognized for restricted share units	0.7	1.1	0.4
Cash-Settled SARs Activity [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	4 years
Cash-Settled SARs Activity [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost	4.4	10.2	7.3
Employee service share-based compensation, tax benefit from compensation expense	4.0	8.6	5.8
Employee service share-based compensation, cash paid to exercise of stock options	0.1	0.3	0.3
Employee service share-based compensation, cash received from exercise of stock options	0.1	0.3	0.3
Employee service share-based compensation, tax benefit realized from exercise of stock options	0.1	0.4	0.4
Share-based compensation arrangement by share-based payment award, number of shares authorized				4,500,000
Count of restricted shares, settle in common shares	2.75
Unamortized expense	0.5
Employee service share-based compensation, unrecognized compensation costs weighted-average period, years	1 year
Granted, Weighted-Average Grant Date Fair Value	$ 10.47	$ 7.49	$ 5.35
Exercised, shares	3,104
Deferred compensation arrangement with individual, interest rate	2 percent above the prime rate
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	1 year
2007 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	3 months
Share-based compensation arrangement by share-based payment award, number of shares authorized	555,793
Share-based compensation arrangement by share-based payment award, discount from market price	85.00%
Earn Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost	0.1	0.4	0.2
Share-based compensation arrangement by share-based payment award, discount from market price	85.00%
Earn Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	5 years
Earn Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	3 years
Deferred Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement with individual, compensation expense	0.6	0.8	1.0
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, cash received from exercise of stock options	0.3
Share-based compensation arrangement by share-based payment award, number of shares authorized	6,250,000
Granted, Weighted-Average Grant Date Fair Value	$ 0.00
Share based compensation arrangement by share based payment award options exercises, intrinsic value	$ 0.1	$ 1.1	$ 0.9
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	11 years
Amended Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, vesting period, months	7 years